Unaudited Pro Forma Condensed Combined Balance Sheet (Details) - Schedule of unaudited pro forma condensed combined balance sheet $ in Thousands	Dec. 31, 2021 USD ($)
Maple X Inc. [Member]
Current Assets
Cash and cash equivalents	$ 2,125
Restricted cash	912
Prepaid expenses and other assets	16
Land inventory	17,072
T o t a l Current assets	20,125
Non-current Assets
Real estate propoerties	16,266
T o t a l non-current assets	16,266
T o t a l assets	36,391
Current Liabilities
Current liabilities - Mortgage and other loans	9,962
Cuurent liabilities - Loans from related parties	1,488
Other current liabilities	110
Accrued interest	69
T o t a l current liabilities	11,629
Non-current Liabilities
Loans from related parties	4,328
T o t a l non-current liabilities	4,328
T o t a l liabilities	15,957
Shareholders’ Equity	1,223
Non-controlling interests	19,211
Total Shareholders’ Equity	20,434
T o t a l liabilities and stockholders’ equity	36,391
Maple Heights GP [Member]
Current Assets
Cash and cash equivalents	417
Restricted cash	98
Prepaid expenses and other assets
Land inventory	9,214
T o t a l Current assets	9,729
Non-current Assets
Real estate propoerties
T o t a l non-current assets
T o t a l assets	9,729
Current Liabilities
Current liabilities - Mortgage and other loans	3,468
Cuurent liabilities - Loans from related parties
Other current liabilities	10
Accrued interest
T o t a l current liabilities	3,478
Non-current Liabilities
Loans from related parties
T o t a l non-current liabilities
T o t a l liabilities	3,478
Shareholders’ Equity	3,124
Non-controlling interests	3,127
Total Shareholders’ Equity	6,251
T o t a l liabilities and stockholders’ equity	9,729
Pro Forma [Member]
Current Assets
Cash and cash equivalents	2,542
Restricted cash	1,010
Prepaid expenses and other assets	16
Land inventory	26,286
T o t a l Current assets	29,854
Non-current Assets
Real estate propoerties	16,266
T o t a l non-current assets	16,266
T o t a l assets	46,120
Current Liabilities
Current liabilities - Mortgage and other loans	13,430
Cuurent liabilities - Loans from related parties	1,488
Other current liabilities	120
Accrued interest	69
T o t a l current liabilities	15,107
Non-current Liabilities
Loans from related parties	4,328
T o t a l non-current liabilities	4,328
T o t a l liabilities	19,435
Shareholders’ Equity	4,347
Non-controlling interests	22,338
Total Shareholders’ Equity	26,685
T o t a l liabilities and stockholders’ equity	$ 46,120